UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/09

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 11/3/09
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $286,208  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                          Market Value
Other   Voting
Issuer                               Class     CUSIP          x 1000
DiscretiQuantityManagersAuthority

ABBOTT LABORATORIES CMN              COMMON    002824100    6592.3722
Sole    133260  None    Sole
ALTRIA GROUP, INC. CMN               COMMON    00209S103       48.087
Sole      2700  None    Sole
AMERICAN STATES WATER CO CMN         COMMON    29899101       195.372
Sole      5400  None    Sole
APPLE, INC. CMN                      COMMON    037833100       18.535
Sole       100  None    Sole
AQUA AMERICA INC CMN                 COMMON    03836W103    367.49356
Sole     20832  None    Sole
BAXTER INTERNATIONAL INC CMN         COMMON    071813109      3306.58
Sole     58000  None    Sole
BERKSHIRE HATHAWAY INC. CLASS        COMMON    084670207      408.729
Sole       123  None    Sole
BOARDWALK PIPELINE PARTNERS LP       COMMON    096627104      1389.92
Sole     56000  None    Sole
BOSTON SCIENTIFIC CORP. COMMON       COMMON    101137107       169.44
Sole     16000  None    Sole
BP P.L.C. SPONSORED ADR CMN          COMMON    055622104    11327.344
Sole    212800  None    Sole
BRISTOL-MYERS SQUIBB COMPANY C       COMMON    110122108    11392.868
Sole    505900  None    Sole
BUCKEYE GP HOLDINGS L.P. CMN         COMMON    118167105        337.4
Sole     14000  None    Sole
BUCKEYE PARTNERS LP UNITS CMN        COMMON    118230101     1718.555
Sole     35500  None    Sole
CALIFORNIA WATER SERVICE GROUP       COMMON    130788102      147.972
Sole      3800  None    Sole
CATERPILLAR INC (DELAWARE) CMN       COMMON    149123101    3080.3133
Sole     60010  None    Sole
CELGENE CORPORATION CMN              COMMON    151020104        223.6
Sole      4000  None    Sole
CHEVRON CORPORATION CMN              COMMON    166764100    2278.4105
Sole     32350  None    Sole
COACH INC CMN                        COMMON    189754104     5277.076
Sole    160300  None    Sole
COCA-COLA COMPANY (THE) CMN          COMMON    191216100        1.074
Sole        20  None    Sole
CONNECTICUT WATER SVC CMN            COMMON    207797101        89.56
Sole      4000  None    Sole
CONSOLIDATED EDISON INC CMN          COMMON    209115104     10.35782
Sole       253  None    Sole
COVIDIEN PLC CMN                     COMMON    G2552X108     1829.898
Sole     42300  None    Sole
DUNCAN ENERGY PARTNERS L.P. CM       COMMON    265026104       558.88
Sole     28000  None    Sole
EL PASO PIPELINE PARTNERS, L.P       COMMON    283702108       870.66
Sole     42000  None    Sole
ELI LILLY & CO CMN                   COMMON    532457108     8006.472
Sole    242400  None    Sole
EMERSON ELECTRIC CO. CMN             COMMON    291011104       240.48
Sole      6000  None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN        COMMON    29250X103    865.32219
Sole     19191  None    Sole
ENBRIDGE ENERGY PARTNERS L P C       COMMON    29250R106      896.694
Sole     19900  None    Sole
ENTERPRISE PRODUCTS PART L.P C       COMMON    293792107   1456.58256
Sole     51433  None    Sole
EXXON MOBIL CORPORATION CMN          COMMON    30231G10          6861
Sole    100000  None    Sole
GENERAL ELECTRIC CO CMN              COMMON    369604103       6896.4
Sole    420000  None    Sole
GOLDMAN SACHS GROUP, INC.(THE)       COMMON    38141G104        36.87
Sole       200  None    Sole
GOOGLE, INC. CMN CLASS A             COMMON    38259P508     375.8543
Sole       758  None    Sole
HOSPIRA, INC. CMN                    COMMON    441060100     3821.774
Sole     85690  None    Sole
JAMBA,INC. CMN                       COMMON    47023A101        51.15
Sole     27500  None    Sole
JOHNSON & JOHNSON CMN                COMMON    478160104    10527.881
Sole    172900  None    Sole
KIMBERLY CLARK CORP CMN              COMMON    494368103     6511.392
Sole    110400  None    Sole
KINDER MORGAN ENERGY PARTNERS,       COMMON    494550106   5421.50122
Sole    100361  None    Sole
KINDER MORGAN MANAGEMENT, LLC        COMMON    49455U100   7611.74925
Sole    160755  None    Sole
KRAFT FOODS INC. CMN  CLASS A        COMMON    50075N104     23.09133
Sole       879  None    Sole
MAGELLAN MIDSTREAM PARTNERS LP       COMMON    559080106      1601.76
Sole     42600  None    Sole
MEDCO HEALTH SOLUTIONS, INC. C       COMMON    58405U102  13630.92826
Sole    246446  None    Sole
MIDDLESEX WATER CO CMN               COMMON    596680108    100.52328
Sole      6666  None    Sole
NIKE CLASS-B CMN CLASS B             COMMON    654106103        2.588
Sole        40  None    Sole
NORFOLK SOUTHERN CORPORATION C       COMMON    655844108      49.1454
Sole      1140  None    Sole
ONEOK PARTNERS, L.P. LIMITED P       COMMON    68268N103      1322.75
Sole     25000  None    Sole
PEPSICO INC CMN                      COMMON    713448108      152.516
Sole      2600  None    Sole
PFIZER INC. CMN                      COMMON    717081103     16500.35
Sole    997000  None    Sole
PHILIP MORRIS INTL INC CMN           COMMON    718172109     5997.457
Sole    123050  None    Sole
PLAINS ALL AMERICAN PIPELINE L       COMMON    726503105     1536.828
Sole     33200  None    Sole
PROCTER & GAMBLE COMPANY (THE)       COMMON    742718109  13463.33024
Sole    232447  None    Sole
SCHLUMBERGER LTD CMN                 COMMON    806857108        178.8
Sole      3000  None    Sole
SIGMA-ALDRICH CORPORATION CMN        COMMON    826552101    6789.3345
Sole    125775  None    Sole
STANDARD & POORS DEP RCPTS SPD       COMMON    78462F10      227.0185
Sole      2150  None    Sole
STATE STREET CORPORATION (NEW)       COMMON    857477103       441.84
Sole      8400  None    Sole
STD & PRS 400 MID-CAP DEP RCPT       COMMON    59563510       275.594
Sole      2200  None    Sole
SUNOCO LOGISTICS PARTNERS LP C       COMMON    86786L108       817.65
Sole     13800  None    Sole
TARGA RESOURCES PARTNERS LP CM       COMMON    87611X105       206.36
Sole     11000  None    Sole
TC PIPELINES, L.P. CMN               COMMON    87233Q108      3063.24
Sole     80400  None    Sole
TEPPCO PARTNERS L.P. UNITS REP       COMMON    872384102      1328.04
Sole     38250  None    Sole
TOOTSIE ROLL & IND. CMN              COMMON    890516107      0.66584
Sole        28  None    Sole
TOOTSIE ROLL INDS INC CL-B CMN       COMMON    89051620       20.3785
Sole       769  None    Sole
WALT DISNEY COMPANY (THE) CMN        COMMON    254687106    5230.0316
Sole    190460  None    Sole
WILLIAMS PARTNERS L. P. CMN          COMMON    96950F104      626.501
Sole     26900  None    Sole
WILLIAMS PIPELINE PARTNERS L.P       COMMON    96950K103      318.056
Sole     16600  None    Sole
WILLIAMS-SONOMA, INC. CMN            COMMON    969904101  94888.53178
Sole   4690486  None    Sole
WYETH CMN                            COMMON    983024100       121.45
Sole      2500  None    Sole
ZIMMER HLDGS INC CMN                 COMMON    98956P102   6071.43895
Sole    113591  None    Sole

                                                          286207.8181